Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

3M Company	     Common    88579Y101     99192   1208626  SH          Sole
American Express     Common    025816109    107564   1908173  SH          Sole
Amgen Inc.           Common    031162100    127157   1982178  SH          Sole
Anheuser-Busch       Common    035229103     98810   1947755  SH          Sole
Bershire Hathaway A  Common    084670108      4835 	  55  SH          Sole
Bershire Hathaway B  Common    084670207     94046     32032  SH          Sole
Coca-Cola CO         Common    191216100     55361   1329516  SH          Sole
Dell Computer Corp.  Common    24702R101     72685   1724855  SH          Sole
Harley-Davidson Inc. Common    412822108    118581   1951953  SH	  Sole
Hershey Foods        Common    427866108    152655   2748566  SH          Sole
Johnson & Johnson    Common    478160104    129254   2038061  SH          Sole
McGraw Hill          Common    580645109    164176   1793492  SH          Sole
Medtronic Inc.       Common    585055106    153296   3086298  SH          Sole
Microsoft Corp.      Common    594918104    130357   4878628  SH          Sole
Pepsico Inc          Common    713448108    128469   2461087  SH          Sole
Pfizer Inc           Common    717081103    106516   3961173  SH          Sole
UPS CL B             Common    911312106     87545   1024399  SH          Sole